Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Change in Non-Cash Working Capital
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2024	2023

Change in non-cash working capital

Accounts receivable	$4,389	$(264)

Accounts payable and accrued liabilities	(11)	867

Other	48	1,309

Total change in non-cash working capital	$4,426	$1,912

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

	December 31	December 31

(in thousands)	2024	2023

Cash and cash equivalents comprised of:

Cash	$768,682	$211,430

Cash equivalents	49,484	335,097

Total cash and cash equivalents	$818,166	$546,527